UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22576

Ranger Funds Investment Trust

(Exact name of registrant as specified in charter)

2828 Harwood Street

Suite 1600

Dallas, TX 75201

(Address of principal executive offices)

(Zip code)

National Corporate Research, Ltd.

615 South DuPont Highway

Dover, Delaware 19901

 (Name and address of agent for service)

With Copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Registrant's telephone number, including area code: (214) 871-5200

Date of fiscal year end: July 31

Date of reporting period: April 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ranger Small Cap Fund
Schedule of Investments
April 30, 2014 (Unaudited)

Shares	Value

COMMON STOCKS - 96.67%

Aerospace - 1.94%
17,050	Wesco Aircraft Holdings, Inc. *	$ 345,433

Auto Parts - 1.10%
3,400	Dorman Products, Inc. *	195,670

Back Office Support HR & Consutling - 4.78%
13,980	Maximus, Inc.	595,129
4,440	Advisory Board Co. *	254,234
849,363
Banks: Diversified - 9.16%
7,710	IberiaBank Corp.	484,959
16,910	PrivateBancorp, Inc.	466,209
4,140	Bank of the Ozarks, Inc.	247,986
4,290	Texas Capital Bancshares, Inc. *	241,055
5,910	Home Bancshares, Inc.	187,406
1,627,615
Building: Roofing/Wallboard & Plumbing - 1.40%
7,000	Beacon Roofing Supply, Inc. *	249,060

Commercial Vehicles & Parts - 1.55%
20,640	Wabash National Corp. *	275,750

Communications Technology - 1.83%
16,430	Aruba Networks, Inc. *	324,821

Computer Services Software & Systems - 7.73%
4,650	Open Table, Inc. *	312,294
10,942	Ellie Mae, Inc. *	266,875
6,710	Envestnet, Inc. *	247,264
3,950	SPS Commerce, Inc. *	204,610
4,820	Fleetmatics Group Plc. *	144,745
8,710	KEYW Holdings Corp. *	111,923
3,830	QLIK Technologies, Inc. *	84,183
1,371,894
Cosmetics - 1.47%
7,150	Inter Parfums, Inc.	261,618

Drug & Grocery Store Chains - 1.40%
6,686	The Fresh Market, Inc. *	248,051

Education Services - 1.39%
4,241	Capella Education Co.	247,505

Electronic Components - 1.45%
11,980	Invensense, Inc. *	257,929

Environmental Maint & Security Service - 3.13%
19,110	Healthcare Services Group Inc.	556,101

Foods - 3.12%
4,880	Treehouse Foods, Inc. *	365,219
2,010	J&J Snack Foods Corp.	188,136
553,355
Health Care Management Services - 3.76%
10,070	Centene Corp. *	668,648

Health Care Services - 3.57%
7,680	Air Methods Corp. *	427,546
5,690	Medidata Solutions, Inc. *	206,604
634,150
Homebuilding - 1.22%
5,620	Meritage Homes Corp. *	216,820

Insurance: Property-Casualty - 1.53%
12,151	Hilltop Holdings, Inc. *	271,453

Machinery: Industrial - 1.84%
2,820	Chart Industries, Inc. *	192,380
2,230	Proto Labs, Inc. *	135,004
327,384
Medical & Dental Instruments & Supplies - 2.63%
8,486	Cantel Medical Corp.	281,396
4,455	Neogen Corp. *	186,108
467,504
Medical Services - 3.14%
7,490	ICON Plc ADR (Ireland) *	290,387
5,870	Parexel International Corp. *	266,205
556,592
Oil: Crude Producers - 5.45%
6,420	PDC Energy, Inc. *	408,761
13,400	Matador Resources Co. *	384,848
6,244	Comstock Resources, Inc.	173,583
967,192
Pharmaceuticals - 7.77%
23,510	Akorn, Inc. *	592,922
8,090	Lannett Co., Inc. *	279,348
8,093	Prestige Brands Holdings, Inc. *	271,277
11,515	Cambrex Corp. *	235,942
1,379,489
Restaurants - 5.06%
17,910	Sonic Corp. *	341,006
4,865	Red Robin Gourmet Burgers, Inc. *	330,723
12,900	Krispy Kreme Doughnuts, Inc. *	226,266
897,995
Scientific Instruments: Electrical - 3.06%
8,040	EnerSys, Inc.	543,343

Securities Brokerage & Services - 1.57%
5,188	MarketAxess Holdings, Inc.	279,270

Semiconductors & Components - 3.50%
24,922	Applied Micro Circuits Corp. *	241,993
12,300	Ceva, Inc. *	199,629
4,000	Silicon Laboratories, Inc. *	179,800
621,422
Specialty Retail - 4.07%
5,470	Asbury Automotive Group, Inc. *	337,718
2,870	Group 1 Automotive, Inc.	207,013
3,140	Monro Muffler Brake, Inc. *	177,096
721,827
Textiles Apparel & Shoes - 5.39%
8,077	Steven Madden Ltd. *	287,622
3,230	Deckers Outdoor Corp. *	255,009
3,180	GIII Apparel Group, Ltd. *	228,229
6,580	Vera Bradly, Inc. *	186,214
957,074
Truckers - 1.66%
7,150	SAIA, Inc *	294,366

TOTAL FOR COMMON STOCKS (Cost $15,058,665) - 96.67%	$ 17,168,694

SHORT TERM INVESTMENTS - 5.29%
939,237	First American Government Obligation Fund 0.01% ** (Cost $939,237)	939,237

TOTAL INVESTMENTS (Cost $15,997,902) - 101.96%	$ 18,107,931

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.96%)	(347,368)

NET ASSETS - 100.00%	$ 17,760,563

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at April 30, 2014.
NOTES TO FINANCIAL STATEMENTS
Ranger Small Cap Fund
1. SECURITY TRANSACTIONS
At April 30, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $15,997,902 amounted to $2,110,028

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the fund’s assets measured at fair value as of April 30, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$17,168,694	$0	$0	$17,168,694
Cash Equivalents	$939,237	$0	$0	$939,237
Total	$18,107,931	$0	$0	$18,107,931

Ranger Quest for Income and Growth Fund
Schedule of Investments
April 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 68.27%

Aerospace & Defense - 2.73%
17,210	Bae Systems Plc. ADR (United Kingdom)	$ 471,210

Airlines - 2.62%
8,753	Japan Airlines Co., Ltd. (Japan)	453,022

Automobiles - 3.59%
6,707	Daimler AG (Germany)	620,660

Beverages - 2.82%
1,035,603	Thai Beverage PCL (Thailand)	487,362

Capital Markets - 8.57%
15,988	Federated Investors, Inc.	456,298
8,173	Oak Tree Capital Group, LLC.	433,169
11,040	Apollo Global Markets, LLC. *	299,515
13,262	Solar Capital Ltd.	290,438
		1,479,420
Chemicals - 4.07%
4,040	Lyondellbasell Industries NV (Netherlands)	373,700
6,970	Yara International ASA (Norway) *	328,924
		702,624
Construction & Engineering - 0.68%
111,935	NRW Holdings Ltd. (Australia)	116,458

Commercial Banks - 1.80%
4,248	Common Wealth Bank of Australia (Australia)	311,349

Diversified Financial Services - 2.13%
31,879	KKR Financial Holdings, LLC.	367,884

Diversified Telecommunication Services - 13.27%
935	Swisscom AG-REG (Switzerland)	568,308
423,000	HKT Trust & KLT, Ltd. (Hong Kong)	442,489
18,137	Telstra Corp. Ltd. ADR (Australia)	439,641
10,870	Belgacom SA (Belgium)	332,537
8,075	AT&T, Inc.	288,278
4,932	BCE, Inc. (Canada)	219,520
		2,290,773
Energy Equipment & Services - 1.98%
6,253	Diamond Offshore Drilling, Inc.	341,476

Media - 2.84%
26,118	Regal Entertainment Group Class-A	491,018

Multi-Utilities - 1.45%
44,800	Centrica Plc. (United Kingdom)	249,435

Oil, Gas & Consumable Fuels - 9.59%
8,073	Total SA (France)	576,339
29,500	Ship Finance International Ltd.	520,085
21,405	Canadian Oil Sands Ltd. (Canada)	463,866
1,140	Royal Dutch Shell ADR B Plc. (Netherlands) *	96,501
		1,656,791
Pharmaceuticals - 5.35%
13,530	GlaxoSmithKline Plc. (United Kingdom)	372,549
4,428	Astrazeneca Plc (United Kingdom)	350,033
1,860	Sanofi ADR (France) *	201,244
		923,826
Thrifts & Mortgage Finance - 1.53%
11,940	Home Loan Servicing Solutions, Ltd.	264,471

Transportation Infrastructure - 1.56%
106,530	Sats Ltd. (Singapore)	269,363

Wireless Telecommunication Services - 1.69%
7,692	Vodafone Group Plc. ADR (United Kingdom)	291,988

TOTAL FOR COMMON STOCKS (Cost $10,703,181) - 68.27%		11,789,130

REAL ESTATE INVESTMENT TRUSTS - 22.50%
26,414	Starwood Property Trust, Inc.	635,257
24,403	Penny Mac Mortgage Investment Trust	572,006
17,952	Blackstone Mortgage Trust, Inc.	510,375
19,670	American Capital Agency Corp.	446,706
239,425	Ascendas Real Estate Investment Trust (Singapore)	437,332
33,110	Spirit Realty Capital, Inc.	356,595
7,751	Realty Income Corp.	336,781
9,596	National Retail Properties, Inc.	327,511
2,150	Cofinimmo (Belgium) *	263,391
		3,885,954

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $3,851,009) - 22.50%		3,885,954

MASTER LIMITED PARTNERSHIPS - 10.09%

Oil, Gas & Consumable Fuels - 8.81%
6,276	Alliance Resources Partners, L.P.	584,484
7,097	Teekay LNG Partners, L.P.	303,823
4,651	TC Pipelines, L.P.	246,689
3,802	Energy Transfer Partners, L.P.	209,832
5,433	Cheniere Energy Partners, L.P.	176,084
		1,520,912

Electric Utilities - 1.28%
5,691	Brookfield Infrastructure Partners, L.P.	221,892

TOTAL FOR MASTER LIMITED PARTNERSHIPS (Cost $1,523,387) - 10.09%		$ 1,742,804

SHORT TERM INVESTMENTS - 1.80%
310,009	First American Government Obligation Fund 0.01% ** (Cost $310,009)	310,009

TOTAL INVESTMENTS (Cost $16,387,586) - 102.66%		$ 17,727,897

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.66%)		(458,535)

NET ASSETS - 100.00%		$ 17,269,362

ADR - American Depository Receipts.
* Non-income producing securities during the period.
**Variable rate security; the coupon rate shown represents the yield at April 30, 2014

NOTES TO FINANCIAL STATEMENTS
Ranger Quest for Income and Growth Fund
1. SECURITY TRANSACTIONS
At April 30, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $16,387,586 amounted to $1,340,311

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the fund's assets measured at fair value as of April 30, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$11,789,130	$0	$0	$11,789,130
Real Estate Investment Trusts	$3,885,954	$0	$0	$3,885,954
Master Limited Partnerships	$1,742,804	$0	$0	$1,742,804
Cash Equivalents	$310,009	$0	$0	$310,009
Total	$17,727,897	$0	$0	$17,727,897

ITEM 2. CONTROLS AND PROCEDURES.

   (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

   (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ranger Funds Investment Trust

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date June 26, 2014

By /s/ Joseph W. Thompson

     Joseph W. Thompson

     Treasurer and Chief Financial Officer (Principal Financial Officer)

Date June 26, 2014